Small Cap Growth Stock Portfolio Annual Fund Operating Expenses - Small Cap Growth Stock Portfolio - Small Cap Growth Stock Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.53%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.03%	[1]
Expenses (as a percentage of Assets)	0.56%	[1]

[1]	Includes fees and expenses incurred indirectly by the Portfolio as a result of investments in other investment companies (Acquired Fund Fees and Expenses). The operating expenses of the Portfolio reflected in the Portfolio's most recent annual report and Financial Highlights do not include the Acquired Fund Fees and Expenses.